Commitments And Contingent Liabilities (Narrative) (Details)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Israeli Tax Authority [Member] 2002 Through 2006 [Member] ILS	Dec. 31, 2011 Israeli Tax Authority [Member] 2007 [Member] ILS
Restructuring Cost and Reserve [Line Items]
Rent expenses	$ 5,950,000	$ 6,193,000	$ 7,068,000
Additional taxes demanded by tax authority				1,561,000,000	197,000,000